CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Stockholders' equity (deficit):
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	66,541,629	0
Common stock, shares outstanding (in shares)	66,541,629	0
Series A Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	28,884,540
Preferred stock, shares issued (in shares)	0	28,884,540
Preferred stock, shares outstanding (in shares)	0	28,884,540
Preferred stock, aggregate liquidation value	$ 0	$ 610,304